Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves and accumulated others comprehensive income [line items]
Foreign exchange losses due to translation of operations in foreign currencies	$ 0	$ (432,313)	$ (370,833)
Reserve for conversion of transactions in foreign currency [member]
Disclosure of reserves and accumulated others comprehensive income [line items]
Balance at the beginning of the year	0	678,571
Foreign exchange losses due to translation of operations in foreign currencies	0	(220,487)
Reclassification to foreign exchange gains of items previously recognized in other comprehensive income	0	(458,084)
Balance at the end of the year	$ 0	$ 0	$ 678,571